Shareholders' equity - Translation adjustment - Reserve of exchange differences (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	€ 329	€ 252	€ 259
Total translation adjustments accumulated in equity attributable to parent	78	15	27
Total translation adjustments accumulated in equity attributable to non-controlling interests	251	237	232
Poland, Zlotych
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	807	785	845
Egypt, Pounds
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	(455)	(532)	(545)
Slovak koruna [member]
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	220	220	220
Sierra Leone, Leones
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	(120)	(95)	(78)
Moldova, Lei
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	(55)	(63)	(70)
Jordan, Dinars
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	69	58	33
United Kingdom, Pounds
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	14	14	15
Other currencies [member]
Disclosure of classes of share capital [line items]
Total translation adjustments accumulated in equity	€ (151)	€ (135)	€ (161)